Note 16 - Variable Interest Entities	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Variable Interest Entity Disclosure [Text Block]
16.	Variable interest entities

The Company holds variable interests in certain Variable Interest Entities (“VIE”) in its Investment Management segment which are not consolidated as it was determined that the Company is not the primary beneficiary. The Company’s involvement with these entities is in the form of advisory fee arrangements and equity co-investments (typically 1%-2%).

The following table provides the maximum exposure to loss related to these non-consolidated VIEs:

	As at December 31,
	2021	2020
Equity accounted investments	$16,550	$6,158
Co-investment commitments	20,284	14,345
Maximum exposure to loss	$36,834	$20,503